Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Value Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery K6 Fund
Class Name	Fidelity® Value Discovery K6 Fund
Trading Symbol	FDVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within the utilities sector. Picks and an overweight in health care, particularly among health care equipment & services stocks, also hampered the fund's result, along with investment choices in communication services.
•The biggest individual relative detractor was our stake in Centene (-55%), though the stock was no longer held at period end. An overweight in Cigna (-22%), which was among our largest holdings this period, hurt as well. Outsized exposure to PG&E (-23%) further pressured performance. This period we decreased our position in the stock.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in materials, followed by investment choices and an overweight in financials, primarily within the insurance industry. Security selection and an underweight in real estate, primarily among equity real estate investment trusts, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Thermo Fisher Scientific (+19%), a position we established this period. An overweight in Cisco Systems (+44%), one of our largest holdings, also helped, as did outsized exposure to Deere (+43%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® Value Discovery K6 Fund $10,000 $10,380 $11,063 $11,393 $10,960 $15,655 $15,750 $16,716 $18,430 Russell 3000® Value Index $10,000 $10,261 $11,278 $11,755 $10,971 $15,438 $15,184 $16,403 $18,830 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 $24,866 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Value Discovery K6 Fund 4.99% 12.04% 8.39% Russell 3000® Value Index 8.11% 13.16% 9.07% Russell 3000® Index 15.68% 15.19% 13.77% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 156,927,182
Holdings Count | shares	120
Advisory Fees Paid, Amount	$ 738,730
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$156,927,182
Number of Holdings	120
Total Advisory Fee	$738,730
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.6 Industrials 15.0 Health Care 10.4 Consumer Staples 9.3 Energy 9.2 Information Technology 8.1 Consumer Discretionary 7.8 Communication Services 7.8 Materials 3.7 Utilities 2.7 Real Estate 1.3 Common Stocks 98.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 93.6 United Kingdom 3.2 Canada 2.6 Korea (South) 0.3 France 0.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 United Kingdom - 3.2 Canada - 2.6 Korea (South) - 0.3 France - 0.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.0 Alphabet Inc Class A 3.6 Bank of America Corp 3.0 Cisco Systems Inc 2.4 Shell PLC ADR 2.2 Wells Fargo & Co 2.1 Amazon.com Inc 2.1 The Travelers Companies, Inc. 2.0 Chubb Ltd 2.0 Cigna Group/The 2.0 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund
Trading Symbol	FVDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within the utilities sector. Picks in communication services also hampered the fund's result, as did investment choices and an overweight in health care, especially within the health care equipment & services industry.
•The biggest individual relative detractor was our stake in Centene (-55%), though we sold the stock prior to period end. An overweight in Cigna (-22%), which was among the fund's largest holdings, hurt as well. Outsized exposure to PG&E (-23%) also pressured performance. This period we decreased our stake in the stock.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an underweight in materials. Security selection and an overweight in financials - primarily within the insurance industry - in addition to an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Thermo Fisher Scientific (+19%), an investment we established this period. An overweight in Deere (+42%) also helped, as did a larger-than-benchmark stake in Cisco Systems (+44%), one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Value Discovery Fund $10,000 $10,005 $11,776 $12,505 $12,863 $12,407 $17,698 $17,661 $18,690 $20,559 $21,605 Russell 3000® Value Index $10,000 $10,539 $12,033 $13,225 $13,785 $12,865 $18,104 $17,805 $19,234 $22,080 $23,870 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Discovery Fund 5.09% 11.73% 8.01% Russell 3000® Value Index 8.11% 13.16% 9.09% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,148,842,965
Holdings Count | shares	120
Advisory Fees Paid, Amount	$ 14,975,544
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,148,842,965
Number of Holdings	120
Total Advisory Fee	$14,975,544
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Industrials 14.8 Health Care 9.9 Consumer Staples 9.2 Energy 9.1 Information Technology 8.2 Consumer Discretionary 7.7 Communication Services 7.7 Materials 3.7 Utilities 2.7 Real Estate 1.1 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 United Kingdom 3.1 Canada 2.5 Korea (South) 0.4 France 0.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 United Kingdom - 3.1 Canada - 2.5 Korea (South) - 0.4 France - 0.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.0 Alphabet Inc Class A 3.6 Bank of America Corp 2.9 Cisco Systems Inc 2.5 Shell PLC ADR 2.2 Wells Fargo & Co 2.1 Amazon.com Inc 2.1 The Travelers Companies, Inc. 2.1 Chubb Ltd 2.0 Cigna Group/The 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund Class K
Trading Symbol	FVDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within the utilities sector. Picks in communication services also hampered the fund's result, as did investment choices and an overweight in health care, especially within the health care equipment & services industry.
•The biggest individual relative detractor was our stake in Centene (-55%), though we sold the stock prior to period end. An overweight in Cigna (-22%), which was among the fund's largest holdings, hurt as well. Outsized exposure to PG&E (-23%) also pressured performance. This period we decreased our stake in the stock.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an underweight in materials. Security selection and an overweight in financials - primarily within the insurance industry - in addition to an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Thermo Fisher Scientific (+19%), an investment we established this period. An overweight in Deere (+42%) also helped, as did a larger-than-benchmark stake in Cisco Systems (+44%), one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,024 $11,810 $12,558 $12,926 $12,487 $17,826 $17,806 $18,860 $20,765 $21,838 Russell 3000® Value Index $10,000 $10,539 $12,033 $13,225 $13,785 $12,865 $18,104 $17,805 $19,234 $22,080 $23,870 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 5.17% 11.83% 8.12% Russell 3000® Value Index 8.11% 13.16% 9.09% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,148,842,965
Holdings Count | shares	120
Advisory Fees Paid, Amount	$ 14,975,544
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,148,842,965
Number of Holdings	120
Total Advisory Fee	$14,975,544
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Industrials 14.8 Health Care 9.9 Consumer Staples 9.2 Energy 9.1 Information Technology 8.2 Consumer Discretionary 7.7 Communication Services 7.7 Materials 3.7 Utilities 2.7 Real Estate 1.1 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 93.7 United Kingdom 3.1 Canada 2.5 Korea (South) 0.4 France 0.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 United Kingdom - 3.1 Canada - 2.5 Korea (South) - 0.4 France - 0.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 4.0 Alphabet Inc Class A 3.6 Bank of America Corp 2.9 Cisco Systems Inc 2.5 Shell PLC ADR 2.2 Wells Fargo & Co 2.1 Amazon.com Inc 2.1 The Travelers Companies, Inc. 2.1 Chubb Ltd 2.0 Cigna Group/The 1.9 25.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Intrinsic Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Intrinsic Opportunities Fund
Class Name	Fidelity® Series Intrinsic Opportunities Fund
Trading Symbol	FDMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® and Russell 2000® Linked Index for the fiscal year, led by financials. Stock picks in energy also boosted relative performance. Also helping our relative result was an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was our stake in Wells Fargo (+39%). The company was the fund's biggest holding. A second notable relative contributor was our stake in Gilead Sciences (+53%). The stock was among our biggest holdings this period. Another notable relative contributor was our stake in Raymond James Financial (+46%). The company was among our biggest holdings. All these contributors were non-benchmark positions.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. Picks in industrials, primarily within the capital goods industry, also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The largest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was among the fund's biggest holdings this period. A second notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. A non-benchmark stake in Icon returned -49% and notably hurt.
•Notable changes in positioning include higher allocations to the consumer staples and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Series Intrinsic Opportunities Fund $10,000 $10,043 $11,920 $13,568 $12,872 $12,629 $19,346 $19,380 $22,018 $26,467 $27,258 Russell 3000® and Russell 2000® Linked Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,137 $27,576 $27,423 Russell 2000® Index $10,000 $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,706 $18,027 $20,596 $20,482 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Intrinsic Opportunities Fund 2.99% 16.63% 10.55% Russell 3000® and Russell 2000® Linked Index -0.55% 10.34% 10.61% Russell 2000® Index -0.55% 9.81% 7.43% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,806,408,406
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$2,806,408,406
Number of Holdings	268
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 15.9 Consumer Discretionary 14.0 Information Technology 11.1 Health Care 7.6 Energy 7.4 Consumer Staples 5.8 Materials 5.4 Real Estate 1.7 Communication Services 1.4 Utilities 1.0 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 86.8 Japan 2.4 United Kingdom 1.8 France 1.1 Greece 1.0 Canada 1.0 China 0.9 Puerto Rico 0.7 Spain 0.6 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.8 Japan - 2.4 United Kingdom - 1.8 France - 1.1 Greece - 1.0 Canada - 1.0 China - 0.9 Puerto Rico - 0.7 Spain - 0.6 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 Performance Food Group Co 1.4 TD SYNNEX Corp 1.4 Diamondback Energy Inc 1.2 Reinsurance Group of America Inc 1.1 Citigroup Inc 1.1 Labcorp Holdings Inc 1.1 Raymond James Financial Inc 1.1 Vontier Corp 1.0 Silgan Holdings Inc 1.0 12.2
Fidelity Low-Priced Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock K6 Fund
Class Name	Fidelity® Low-Priced Stock K6 Fund
Trading Symbol	FLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's top individual relative contributor was our stake in Wells Fargo (+39%). The company was the fund's largest holding. A stake in Direct Line Insurance Group gained roughly 75% and was the second-largest relative contributor. The stock was not held at period end. A stake in Seagate Technology gained 55% and notably helped. This period we decreased our investment in Seagate Technology. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in industrials, primarily within the capital goods industry. Picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The fund's non-benchmark stake in UnitedHealth Group returned approximately -56% and was the largest individual relative detractor. The stock was among the fund's 20-largest holdings this period. A second notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our position in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 26, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® Low-Priced Stock K6 Fund $10,000 $10,230 $11,594 $11,510 $11,425 $16,659 $16,065 $17,870 $21,160 Russell 2000® Index $10,000 $10,334 $12,270 $11,728 $11,190 $17,005 $14,574 $15,727 $17,968 Russell 3000® Index $10,000 $10,260 $11,942 $12,784 $14,181 $19,672 $18,226 $20,532 $24,859 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Low-Priced Stock K6 Fund 3.40% 13.88% 10.04% Russell 2000® Index -0.55% 9.81% 7.35% Russell 3000® Index 15.68% 15.19% 13.77% A From May 26, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 26, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,094,953,800
Holdings Count | shares	580
Advisory Fees Paid, Amount	$ 19,515,793
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,094,953,800
Number of Holdings	580
Total Advisory Fee	$19,515,793
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.1 Consumer Discretionary 15.6 Industrials 15.4 Information Technology 14.1 Energy 8.0 Health Care 7.4 Consumer Staples 7.0 Materials 5.3 Real Estate 1.5 Utilities 1.2 Communication Services 1.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 64.1 Japan 7.9 United Kingdom 5.7 Canada 3.1 China 2.6 France 2.5 Korea (South) 2.0 Greece 1.5 Taiwan 1.5 Others 9.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 64.1 Japan - 7.9 United Kingdom - 5.7 Canada - 3.1 China - 2.6 France - 2.5 Korea (South) - 2.0 Greece - 1.5 Taiwan - 1.5 Others - 9.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.7 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.2 Reinsurance Group of America Inc 1.1 Ovintiv Inc 1.1 PG&E Corp 1.0 Performance Food Group Co 0.9 Vontier Corp 0.8 Amdocs Ltd 0.8 Raymond James Financial Inc 0.8 10.8
Fidelity Low-Priced Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund
Trading Symbol	FLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Low-Priced Stock Fund $10,000 $9,852 $11,347 $12,716 $12,564 $12,503 $18,233 $17,475 $19,359 $22,881 $23,582 Russell 2000® Index $10,000 $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,706 $18,027 $20,596 $20,482 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Low-Priced Stock Fund 3.06% 13.53% 8.96% Russell 2000® Index -0.55% 9.81% 7.43% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Low-Priced Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund Class K
Trading Symbol	FLPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $9,862 $11,368 $12,752 $12,611 $12,560 $18,329 $17,584 $19,494 $23,062 $23,786 Russell 2000® Index $10,000 $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,706 $18,027 $20,596 $20,482 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 3.14% 13.62% 9.05% Russell 2000® Index -0.55% 9.81% 7.43% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Advisor Low-Priced Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class A
Trading Symbol	FLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 95	1.15%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.15%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,795 Russell 2000® Index $10,000 $10,184 Russell 3000® Index $10,000 $11,120 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Advisor Low-Priced Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class M
Trading Symbol	FLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 116	1.40%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.40%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,007 Russell 2000® Index $10,000 $10,184 Russell 3000® Index $10,000 $11,120 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Advisor Low-Priced Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class C
Trading Symbol	FLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 158	1.91%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.91%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $10,230 Russell 2000® Index $10,000 $10,184 Russell 3000® Index $10,000 $11,120 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Advisor Low-Priced Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class I
Trading Symbol	FLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 75	0.91%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.91%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,412 Russell 2000® Index $10,000 $10,184 Russell 3000® Index $10,000 $11,120 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0
Fidelity Advisor Low-Priced Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class Z
Trading Symbol	FLPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 66	0.80%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.80%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance. Also lifting the fund's relative result was security selection in energy.
•The fund's stake in Wells Fargo gained roughly 39% and was the top individual relative contributor. The stock was the fund's biggest holding. A stake in Kingboard Holdings gained about 87% and was the second-largest relative contributor. The company was one of our biggest holdings at period end. A stake in Direct Line Insurance Group gained about 76% and notably helped. The stock was not held at period end. All these contributors were non-benchmark positions.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an underweight in industrials, primarily within the capital goods industry. Stock picks in materials also hampered the fund's result. Also detracting from our result was an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in UnitedHealth Group (-56%). The stock was one of our largest holdings this period. The second-largest relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained 302%. Another notable relative detractor was our non-benchmark stake in Elevance Health (-47%). This period we decreased our investment in Elevance Health.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,424 Russell 2000® Index $10,000 $10,184 Russell 3000® Index $10,000 $11,120 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 23,061,031,684
Holdings Count | shares	582
Advisory Fees Paid, Amount	$ 208,830,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$23,061,031,684
Number of Holdings	582
Total Advisory Fee	$208,830,130
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 15.5 Consumer Discretionary 15.2 Information Technology 14.3 Energy 7.8 Health Care 7.4 Consumer Staples 6.9 Materials 5.3 Real Estate 1.4 Utilities 1.2 Communication Services 1.0 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 63.3 Japan 8.0 United Kingdom 5.5 Canada 3.0 China 3.0 Korea (South) 2.5 France 2.4 Greece 1.6 Taiwan 1.5 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.3 Japan - 8.0 United Kingdom - 5.5 Canada - 3.0 China - 3.0 Korea (South) - 2.5 France - 2.4 Greece - 1.6 Taiwan - 1.5 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.8 TD SYNNEX Corp 1.4 TotalEnergies SE ADR 1.1 Reinsurance Group of America Inc 1.1 PG&E Corp 1.0 Ovintiv Inc 1.0 Kingboard Holdings Ltd 1.0 Vontier Corp 0.9 JUMBO SA 0.9 Performance Food Group Co 0.8 11.0